Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Timing Practices
It is the Committee’s practice to generally approve ordinary course annual equity grants at the February Committee meeting each year for the NEOs, with the Committee’s regular meeting schedule determined in the prior fiscal year. In 2024, the Committee delayed granting annual equity awards to our NEOs until the 2024 LTIP was approved by our stockholders at the 2024 Annual Meeting of Stockholders. If NEOs are hired or promoted during the year, they generally receive a grant at the first scheduled Committee meeting following their hire date or promotion date for an aggregate number of RSUs and PSUs based on position.

Award Timing Method
It is the Committee’s practice to generally approve ordinary course annual equity grants at the February Committee meeting each year for the NEOs, with the Committee’s regular meeting schedule determined in the prior fiscal year. In 2024, the Committee delayed granting annual equity awards to our NEOs until the 2024 LTIP was approved by our stockholders at the 2024 Annual Meeting of Stockholders. If NEOs are hired or promoted during the year, they generally receive a grant at the first scheduled Committee meeting following their hire date or promotion date for an aggregate number of RSUs and PSUs based on position.

Award Timing Predetermined	true